Income Taxes - Summary of Activity Related to Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of year	$ 1,044	$ 568
Additions for current year tax positions	0	476
Unrecognized tax benefits (excluding interest and penalties), end of year	1,044	1,044
Interest and penalties associated with unrecognized tax benefits	0	0
Unrecognized tax benefits including interest and penalties, end of year	$ 1,044	$ 1,044